CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS:
Cash	$ 121,070	$ 107,627
GST tax receivable	29,355	11,647
Prepaid expenses and other current assets	210,122	502,616
Prepaid rent - related party	2,220	0
TOTAL CURRENT ASSETS	362,767	621,890
Security deposit	1,628	1,684
Security deposit - related party	2,220	0
Property and equipment, net	12,527	3,494
TOTAL ASSETS	379,142	627,068
CURRENT LIABILITIES:
Accounts payable	370,093	236,466
Accrued expenses and other payables	137,487	386,311
Convertible notes and related accrued interest, net of discount and premiums	1,202,523	1,794,375
Loans payable	2,220	27,558
Embedded conversion option liabilities	994,343	780,281
Warrant derivative liability	55,839	269,648
Due to directors - related parties	33,943	35,108
Loans from directors and officer - related parties	54,767	79,416
Employee benefit liability	93,220	71,421
TOTAL CURRENT LIABILITIES	2,944,435	3,680,584
Commitments and Contingencies (See Note 9)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,000,000,000 shares authorized; 728,616,312 and 347,442,013 shares issued and outstanding as of June 30, 2016 and June 30, 2015, respectively	728,617	347,442
Additional paid-in capital	26,945,849	17,458,745
Accumulated other comprehensive income	131,264	100,968
Accumulated deficit	(30,376,023)	(20,965,671)
TOTAL STOCKHOLDERS' DEFICIT	(2,565,293)	(3,053,516)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	379,142	627,068
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	0	0
TOTAL STOCKHOLDERS' DEFICIT	$ 0	$ 0